T. ROWE PRICE Retirement 2035 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 17 .2%
T. Rowe Price Funds:
New Income Fund  728,100 982,590 69,984 195,457,291 1,548,022
U.S. Treasury Long-Term Index
Fund  339,137 436,858 38,695 85,095,698 637,367
International Bond Fund (USD
Hedged)  256,843 288,429 30,388 61,149,802 513,658
Dynamic Global Bond Fund  172,113 219,445 29,549 44,305,028 342,921
High Yield Fund  106,223 178,865 17,753 46,105,471 270,178
Emerging Markets Bond Fund  105,213 175,044 13,036 29,806,371 268,854
Floating Rate Fund  55,814 51,767 12,962 10,335,889 96,020
Limited Duration Inflation
Focused Bond Fund  296 36,844 166 8,057,697 36,985
Total Bond Mutual Funds (Cost $ 4,239,892 ) 3,714,005
EQUITY MUTUAL FUNDS 81 .7%
T. Rowe Price Funds:
Growth Stock Fund  1,502,833 1,035,211 276,335 29,230,595 2,820,168
Value Fund  1,374,656 1,153,636 177,883 61,430,301 2,733,648
Equity Index 500 Fund  909,764 557,310 81,638 13,810,323 1,854,588
U.S. Large-Cap Core Fund  482,881 1,049,263 18,719 47,122,120 1,838,234
Overseas Stock Fund  728,289 625,183 71,461 110,089,556 1,395,936
International Value Equity Fund  619,852 546,047 66,087 75,216,239 1,217,751
International Stock Fund  607,793 548,367 56,256 60,581,810 1,175,287
Real Assets Fund  394,343 669,468 19,518 78,198,046 1,063,494
Mid-Cap Growth Fund  333,507 333,008 35,290 6,627,284 707,595
Mid-Cap Value Fund  305,123 293,620 40,765 19,145,959 627,030
Emerging Markets Discovery
Stock Fund  270,657 269,342 43,075 37,679,975 494,738
Small-Cap Stock Fund  222,819 208,825 20,698 7,669,903 456,820
Emerging Markets Stock Fund  230,312 236,445 26,353 11,825,562 403,961
Small-Cap Value Fund  184,348 179,826 15,617 7,253,671 376,030
New Horizons Fund (2) 142,718 137,304 12,633 4,968,726 297,130
U.S. Equity Research Fund  325,086 44,638 280,771 2,505,947 126,024
Total Equity Mutual Funds (Cost $ 13,272,712 ) 17,588,434
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,746 376,095 374,925 29,022 2,888
Total Other Mutual Funds (Cost $ 2,845 ) 2,888
SHORT-TERM INVESTMENTS 1 .1%
Money Market Funds 1.0%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 299,360 791,820 883,675 207,505,083 207,505

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.1%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 18,000,000 17,854
Total Short-Term Investments (Cost $ 225,362 ) 225,359
Total Investments in Securities 100.0%
(Cost $17,740,811) $ 21,530,686
Other Assets Less Liabilities (0.0)% (9,978)
Net Assets 100.0% $ 21,520,708
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 788 S&P 500 E-mini Index contracts 3/24 (201,088) $ (3,039)
Net payments (receipts) of variation margin to date 2,143
Variation margin receivable (payable) on open futures contracts $ (896)

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (2,595) $ (19,088) $ —
Emerging Markets Bond Fund  (1,902) 1,633 6,220
Emerging Markets Discovery Stock Fund  (6,869) (2,186) 10,380
Emerging Markets Stock Fund  2,606 (36,443) 5,533
Equity Index 500 Fund  57,096 469,152 11,030
Floating Rate Fund  (530) 1,401 3,641
Growth Stock Fund  136,119 558,459 5,140
High Yield Fund  (1,166) 2,843 7,597
International Bond Fund (USD Hedged)  (2,148) (1,226) —
International Stock Fund  6,239 75,383 11,002
International Value Equity Fund  7,582 117,939 22,401
Limited Duration Inflation Focused Bond Fund  (3) 11 86
Mid-Cap Growth Fund  24,198 76,370 2,668
Mid-Cap Value Fund  24,021 69,052 5,811
New Horizons Fund  1,646 29,741 —
New Income Fund  (5,464) (92,684) 27,190
Overseas Stock Fund  10,446 113,925 20,692
Real Assets Fund  1,399 19,201 13,436
Small-Cap Stock Fund  11,955 45,874 2,377
Small-Cap Value Fund  7,385 27,473 2,690
Transition Fund  (2,426) (28) 371
U.S. Equity Research Fund  10,421 37,071 1,450
U.S. Large-Cap Core Fund  3,752 324,809 8,377
U.S. Treasury Long-Term Index Fund  (9,464) (99,933) 9,869
Value Fund  47,556 383,239 27,404
U.S. Treasury Money Fund, 5.40% — — 9,383
Totals $ 319,854 # $ 2,101,988 $ 214,748 +
# Capital gain distributions from underlying Price funds represented $120,955 of the net realized gain (loss).
+ Investment income comprised $214,748 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2035 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2035 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2035 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 3,714,005 $ — $ — $ 3,714,005
Equity Mutual Funds 17,588,434 — — 17,588,434
Other Mutual Funds 2,888 — — 2,888
Short-Term Investments 207,505 17,854 — 225,359
Total $ 21,512,832 $ 17,854 $ — $ 21,530,686
Liabilities
Futures Contracts* $ 3,039 $ — $ — $ 3,039
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2035 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F158-054Q3 02/24